UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

ADKSX

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2012

(UNAUDITED)

September 30, 2012

Dear Fellow Shareholder:

The Adirondack Small Cap Fund’s NAV at September 30th was $15.89 up 1.0% from last fiscal yearend (March 31 2012).  During the same period, our benchmark, the Russell 2000 Value Index®, was up 2.5%.  Since inception (April 2005), the Fund has posted annualized returns of 8.4% versus 4.6% for the Russell 2000 Value Index®.

The Fund’s underperformance versus the index over the past six months can be significantly attributed to one stock.  In August, Knight Capital had a trading algorithm go on an unauthorized buying spree.  The subsequent unwinding of those trades nearly bankrupted the company.  If it were not for the solid reputation of the CEO and his team, Knight could have easily gone the way of MF Global, Bears Stearns and Lehman.  We exited most of the position before the news got really bad and we learned a number of important lessons from this event.  It also reinforced our long held core beliefs regarding portfolio concentration.  Had Knight been a larger position, the conversation may have been totally different.

We have always managed the fund with the notion that the fortunes of one company should never have an unusually large impact on the long term performance of the fund.  Conducting sound fundamental research and having conviction in an investment is an excellent attribute.  However, sometimes knowledge can lead to overconfidence.  Being humble enough to recognize that something unknowable can wreck an investment thesis is also essential.  There is a point where running an overly concentrated portfolio in Small Caps can lead to unacceptable volatility and hinder the mission of producing superior risk adjusted returns.  While the optimal level of portfolio concentration is a subject of ongoing debate, we find that holding fifty to eighty positions makes the most sense for us.  It allows us to sleep better at night.

We continue to maintain a high degree of conviction in our portfolio companies.  While revenue growth remains a challenge given the difficult economy, we are impressed by the focus and discipline of the companies in the portfolio.  Their balance sheets are generally getting stronger each quarter. Most have been disciplined about hiring/investment and are now in a position to either increase dividends or buyback shares.

The U.S. economy seems to be grinding higher despite fears surrounding the fiscal cliff and Europe.  Housing, a large component of GDP, is showing nascent signs of recovery.  We are hopeful that our elected officials will do the right thing and compromise on a budget plan.  As companies see more clarity in the fiscal picture, they should be less restrained when it comes to hiring and investment.

Focusing on out of favor companies and industries continues to be the core of our investment philosophy.  Finding industries/companies neglected by investors and looking for catalysts that could turn their fortunes around is a very rewarding experience.  As always, we are grateful that you have chosen to invest alongside us in the Adirondack Small Cap Fund.

Regards,

Matt Reiner, CFA®

Greg Roeder, CFA®

Portfolio Manager

Portfolio Manager

mreiner@adirondackfunds.com

groeder@adirondackfunds.com

Performance Table

	YTD	1 yr	3 yr*	5 yr*	Since Inception*
The Adirondack Small Cap Fund	14.7%	25.2%	12.9%	6.1%	8.4%
Russell 2000® Value Index	14.4%	32.7%	11.7%	1.4%	4.6%
Peer Group**	12.0%	28.9%	11.1%	2.0%	NA

* Annualized. Fund commenced operations on April 6, 2005

** Data obtained from Wall Street Journal.  Peer data from inception is not available.

Past performance is not an indication of future returns.  This fund may not be appropriate for all investors, and determining whether it may be appropriate for you can only be accomplished by individual consideration of your goals and risk profile.  The information above is believed to be true, but we cannot guarantee its accuracy. Please consider the investment objectives, risks, charges and expenses of The Adirondack Small Cap Fund before investing.  For a prospectus containing details on risks, fees and expenses, please visit www.adirondackfunds.com  or call 1-888-686-2729.  Read it carefully before you invest.

 THE ADIRONDACK SMALL CAP FUND

TOP TEN HOLDINGS, as a Percentage of the Fund’s Net Assets

                       SEPTEMBER 30, 2012 (Unaudited)

1.	CNO Financial Group, Inc.	2.62%
2.	Smart Balance, Inc.	2.36%
3.	UniSource Energy Corp.	2.26%
4.	Journal Communications, Inc.	2.25%
5.	Owens & Minor, Inc.	2.19%
6.	Coca-Cola Bottling Co.	2.18%
7.	Janus Capital Group, Inc.	2.12%
8.	Brocade Communications Systems, Inc.	2.12%
9.	Callaway Golf Corp.	2.08%
10.	Trinity Biotech Plc.	2.07%

THE ADIRONDACK SMALL CAP FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	The Adirondack Small Cap Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 92.82%

Accident & Health Insurance - 2.62%
263,478	CNO Financial Group, Inc.	2,542,563

Agriculture Production - Crops - 3.41%
130,800	Dole Food Company, Inc. *	1,835,124
57,624	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,475,174
		3,310,298
Agriculture Production - Livestock & Animal Specialties - 0.80%
17,398	Cal-Maine Foods, Inc.	781,866

Ball & Roller Bearings - 1.17%
134,571	NN, Inc. *	1,142,508

Biotechnology Research & Products - 2.07%
160,282	Trinity Biotech Plc. (Ireland)	2,014,745

Bottled & Canned Soft Drinks Carbonated Waters - 2.18%
31,155	Coca-Cola Bottling Co.	2,121,655

Business Services, NEC - 0.98%
65,645	Keynote Systems, Inc.	950,540

Calculating & Accounting Machines (No Electronic Computers) - 1.09%
45,391	NCR Corp. *	1,058,064

Cogeneration Services & Small Power Producers - 1.26%
71,200	Covanta Holding Corp.	1,221,792

Commercial Banks - 1.88%
124,243	First Merit Corp.	1,827,615

Commercial Physical & Biological Research - 1.40%
391,425	Albany Molecular Research, Inc. *	1,358,245

Computer Peripheral Equipment, NEC - 2.12%
349,000	Brocade Communications Systems, Inc. *	2,064,335

Computer Processing & Data Preparation - 0.94%
414,495	Ipass, Inc. *	911,889

Computer Programming, Data Processing, Etc. - 0.93%
238,077	Autobytel, Inc. *	899,932

Computer Programming Services - 1.36%
31,997	Compuware Corp. *	316,450
120,333	Real Networks, Inc. *	1,001,171
		1,317,621
Construction Special Trade Contractors - 0.84%
77,282	Matrix Service Co. *	817,636

Crude Petroleum & Natural Gas - 1.24%
199,086	Tetra Technologies, Inc. *	1,204,470

Electric Services - 3.00%
33,966	PNM Resources, Inc.	714,305
52,500	UniSource Energy Corp.	2,197,650
		2,911,955
Electric Lighting & Wiring Equipment - 1.79%
257,492	LSI Industries, Inc.	1,735,496

Electronic Components & Accessories - 2.13%
195,150	CTS Corp.	1,965,160
128,680	Pulse Electronics Corp. *	105,518
		2,070,678
Electrical Work - 1.97%
67,034	Emcor Group, Inc.	1,913,150

Fabricated Plate Work (Boiler Shops) - 1.50%
78,646	Global Power Equipment Group, Inc.	1,454,165

Fats and Oils - 1.00%
142,179	Omega Protein Corporation *	975,348

Financial Services - 1.59%
66,100	Broadridge Financial Solutions, Inc.	1,542,113

Fire, Marine & Casualty Insurance - 4.94%
44,258	Endurance Specialty Holdings Ltd. (Bermuda)	1,703,933
61,000	Montpelier Re Holdings Ltd. (Bermuda)	1,349,930
91,884	Selective Insurance Group, Inc.	1,745,778
		4,799,641
Food & Kindred Products - 2.36%
189,950	Smart Balance, Inc. *	2,294,596

Gold And Silver Ores - 1.26%
7,000	Coeur D'Alene Mines Corp. *	201,810
47,800	Pan American Silver Corp. (Canada)	1,024,837
		1,226,647
Home Health Care - 1.28%
1,938,193	Hooper Holmes, Inc. *	1,240,444

Investment Advice - 2.12%
218,768	Janus Capital Group, Inc.	2,065,170

Leisure Time - 2.08%
329,439	Callaway Golf Corp.	2,022,755

Life Insurance - 3.52%
213,000	Genworth Financial, Inc. Class A *	1,113,990
33,597	Phoenix Companies, Inc. *	1,030,420
91,431	Presidential Life Corp.	1,273,634
		3,418,044
Machine Tools, Metal Cutting Types - 1.11%
104,998	Hardinge, Inc.	1,076,229

Meat Packing Plants - 1.75%
755	Seaboard Corp. *	1,706,398

Medical & Dental Instruments & Supply - 5.00%
189,302	Cryolife, Inc.	1,272,109
71,251	Owens & Minor, Inc.	2,128,980
98,793	Vascular Solutions, Inc. *	1,462,136
		4,863,225
Motor Vehicle Parts & Accessories - 1.85%
40,388	Visteon Corp. *	1,795,650

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.06%
46,500	Wright Medical Group, Inc. *	1,028,115

Pharmaceutical Preparations - 0.67%
20,500	Endo Health Solutions, Inc. *	650,260

Plastics Products, NEC - 0.48%
29,908	Myers Industries, Inc.	467,163

Prepackaged Software - 1.49%
145,344	Saba Software, Inc. *	1,451,987

Printed Circuit Boards - 2.69%
83,288	Benchmark Electronics, Inc. *	1,271,808
158,356	Sanmina-Sci Corp. *	1,347,610
		2,619,418
Production Technology Equipment - 1.13%
89,865	Electro Scientific Industries, Inc.	1,098,150

Publishing-Newspapers - 2.25%
421,768	Journal Communications, Inc. Class A *	2,193,194

Radio & TV Broadcasting & Communications Equipment - 1.45%
179,724	SeaChange International, Inc. *	1,410,833

Retail-Eating Places - 0.78%
981,896	Cosi, Inc. *	755,078

Retail Stores, NEC - 1.70%
135,263	Christopher & Banks Corp. *	474,773
22,557	IAC/Interactive Corp.	1,174,317
		1,649,090
Savings Institution, Federally Chartered - 1.71%
188,574	Brookline Bancorp, Inc.	1,663,223

Security Brokers, Dealers, & Flotation Companies - 2.00%
502,534	Cowen Group, Inc. Class A *	1,359,354
183,084	GFI Group, Inc.	582,207
		1,941,561
Semiconductors & Related Devices - 1.76%
276,769	AXT, Inc. *	935,479
154,675	Triquint Semiconductor, Inc. *	779,562
		1,715,041
Services-Computer Integrated Systems Design - 0.75%
59,000	Allscripts Healthcare Solutions, Inc. *	732,780

Services-Motion Picture & Video Tape Production - 0.93%
258,242	Gaiam, Inc. Class A *	901,265

Services-Prepackaged Software - 1.63%
242,177	Intralinks Holding, Inc.	1,583,838

Surety Insurance - 1.21%
86,200	Assured Guaranty Ltd. (Bermuda)	1,174,044

Telephone & Telegraph Apparatus - 0.78%
216,166	Tellabs, Inc.	761,985

Title Insurance - 1.74%
83,916	Stewart Information Services, Corp. *	1,690,068

Unsupported Plastics Film & Sheet - 0.07%
22,500	STR Holdings, Inc. *	69,750

TOTAL FOR COMMON STOCKS (Cost $78,492,140) - 92.82%		90,214,321

PREFERRED STOCKS - 1.94%
52,344	Phoenix Companies, Inc. 7.45% 01/15/32	1,269,342
24,010	Pulte Homes, Inc. 7.375% 06/01/46	616,817
TOTAL FOR PREFERRED STOCKS (Cost $1,522,730) - 1.94%		1,886,159

SHORT-TERM INVESTMENTS - 5.20%
5,058,669	Huntington U.S. Treasury Money Market IV 0.01% **	5,058,669
TOTAL SHORT-TERM INVESTMENTS (Cost $5,058,669) - 5.20%		5,058,669

TOTAL INVESTMENTS (Cost $85,073,539) - 99.96%		97,159,149

ASSETS IN EXCESS OF LIABILITIES - 0.04%		36,193

NET ASSETS - 100.00%		$ 97,195,342

* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at September 30, 2012.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 90,214,321	$ -	$ -	$ 90,214,321
Preferred Stocks	1,886,159	-	-	1,886,159
Short-Term Investments:
Huntington US Treasury Money Market Fund IV	5,058,669	-	-	5,058,669
	$ 97,159,149	$ -	$ -	$ 97,159,149

The Fund did not hold any Level 3 assets during the period ended September 30, 2012. The Fund did not hold any derivative instruments at any time during the period ended September 30, 2012. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statement of Assets and Liabilities
September 30, 2012 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $85,073,539)	$ 97,159,149
Cash	50
Receivables:
Securities Sold	57,927
Dividends and Interest	57,613
Shareholder Subscriptions	292,764
Prepaid Expenses	23,263
Total Assets	97,590,766
Liabilities:
Securities Purchased	181,546
Shareholder Redemptions	91,637
Due to Advisor	106,495
Accrued Expenses	15,746
Total Liabilities	395,424

Net Assets	$ 97,195,342

Net Assets Consist of:
Paid In Capital	$ 85,252,035
Accumulated Net Investment Loss	(51,203)
Accumulated Realized Loss on Investments	(91,100)
Unrealized Appreciation in Value of Investments	12,085,610
Net Assets, for 6,118,203 Shares Outstanding	$ 97,195,342

Net Asset Value Per Share	$ 15.89

Minimum Redemption Price Per Share ($15.89 * 0.99) (Note 4) *	$ 15.73

* The Fund will deduct a 1.00% redemption fee on shares purchased and redeemed within 30 days.
The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statement of Operations
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$ 530,408
Interest	82,185
Total Investment Income	612,593

Expenses:
Advisory Fees (Note 3)	564,415
Transfer Agent Fees	25,440
Legal Fees	7,770
Custodian Fees	12,466
Auditing Fees	7,833
Trustee Fees	3,048
Chief Compliance Officer Fees	5,082
Insurance Fees	6,663
Registration Fees	14,384
Printing & Mailing Fees	7,487
Miscellaneous Fees	6,047
Total Expenses	660,635
Expense Recapture (Note 3)	7,800
Net Expenses	668,435

Net Investment Loss	(55,842)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	239,008
Net Change in Unrealized Appreciation on Investments	807,445
Realized and Unrealized Gain on Investments	1,046,453

Net Increase in Net Assets Resulting from Operations	$ 990,611

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2012	3/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (55,842)	$ 4,639
Net Realized Gain (Loss) on Investments	239,008	(210,983)
Unrealized Appreciation Investments	807,445	712,633
Net Increase in Net Assets Resulting from Operations	990,611	506,289

Distributions to Shareholders: (Note 6)
Net Investment Income	-	-
Realized Gains	-	(1,691,564)
Total Dividends and Distributions Paid to Shareholders	-	(1,691,564)

Capital Share Transactions (Note 4)	4,719,543	34,281,350

Total Increase in Net Assets	5,710,154	33,096,075

Net Assets:
Beginning of Period	91,485,188	58,389,113

End of Period (Including Undistributed Net Investment Income (Loss) of ($51,203) and $4,639, respectively)
	$ 97,195,342	$ 91,485,188

The accompanying notes are an integral part of these financial statements.

The Adirondack Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2012		3/31/2012	3/31/2011	3/31/2010	3/31/2009	3/31/2008

Net Asset Value, at Beginning of Year	$ 15.74		$ 16.38	$ 12.77	$ 6.33	$ 11.01	$ 13.75

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)		0.00	(0.04)	(0.02)	0.02	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.16		(0.33)	3.65	6.47	(4.50)	(1.65)
Total from Investment Operations	0.15		(0.33)	3.61	6.45	(4.48)	(1.73)

Distributions:
Net Investment Income	-		-	-	(0.01)	-	-
Realized Gains	-		(0.31)	-	-	(0.20)	(1.01)
Total from Distributions	-		(0.31)	-	(0.01)	(0.20)	(1.01)

Proceeds from Redemption Fees †	-		-	-	-	-	-

Net Asset Value, at End of Year	$ 15.89		$ 15.74	$ 16.38	$ 12.77	$ 6.33	$ 11.01

Total Return **	0.95%		(1.74)%	28.27%	101.91%	(40.86)%	(13.08)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 97,195		$ 91,485	$ 58,389	$ 18,250	$ 5,773	$ 8,798
Ratio of Expenses to Average Net Assets
Before Waivers/Recapture	1.46%	***	1.50%	1.64%	1.84%	2.17%	1.99%
After Waivers/Recapture	1.48%	***	1.48%	1.49%	1.54%	1.70%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Waivers/Recapture	(0.11)%	***	(0.01)%	(0.47)%	(0.49)%	(0.27)%	(0.90)%
After Waivers/Recapture	(0.12)%	***	0.01%	(0.31)%	(0.19)%	0.21%	(0.62)%
Portfolio Turnover	16.78%		33.00%	22.95%	61.01%	72.01%	87.74%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
*** Annualized
† Amount less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

THE ADIRONDACK SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”), is a diversified series of Adirondack Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees. The Fund commenced investment operations April 6, 2005. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of equity securities of small capitalization companies that the Fund’s investment adviser, Adirondack Research & Management, Inc. (the “Advisor”), believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of Fund securities.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Fund did not invest in any financial futures contracts during the six months ended September 30, 2012.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2009-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

expenses during the year. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder and Matthew Reiner, each a Trustee and an officer of the Fund, are shareholders of the Advisor. Stephen Gonick and Louis Morizio are also shareholders of the Advisor.  Under the Agreement, the Advisor earns a monthly fee from the Fund at the annual rate of 1.25% of the Fund’s average daily net assets.  Effective August 1, 2009, the Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.49% until July 31, 2011. Effective August 1, 2011, the Advisor agreed to waive fees or reimburse the Fund should the total operating expenses of the Fund exceed 1.48% until July 31, 2013. The Advisor’s obligation to waive fees or reimburse expenses excludes brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes, extraordinary expenses, and costs of acquired funds.  Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the six months ended September 30, 2012, the Advisor earned advisory fees of $564,415.  The Fund owed the Advisor $106,495 as of September 30, 2012.

As of March 31, 2012, the following is subject to repayment by the Fund to the Advisor:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2010	March 31, 2013	$33,033
March 31, 2011	March 31, 2014	$52,056
March 31, 2012	March 31, 2015	$10,278

For the six months ended September 30, 2012, the Advisor has the ability to recoup $7,485 in expenses, pursuant to the Expense Limitation Agreement, which are recognized at end of each fiscal year and are not reflected in the table above.

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $85,252,035 as of September 30, 2012.  Transactions in capital for the six months ended September 30, 2012 and year ended March 31, 2012, were as follows:

	September 30, 2012		March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,260,322	$ 18,789,216	3,896,917	$ 58,679,311
Shares reinvested	-	-	119,432	1,660,108
Shares redeemed	(954,472)	(14,069,673)	(1,767,690)	(26,058,069)
Net increase	305,850	$ 4,719,543	2,248,659	$ 34,281,350

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 1.00% of the net asset value of the Fund shares redeemed within 30 days after their purchase.  For the six months ended September 30, 2012, $461 redemption fees were collected by the Fund from shareholder transactions and included in paid-in-capital.  Proceeds from redemption fees were less that $0.005 per share.

Note 5. Investment Transactions

For the six months ended September 30, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $19,539,082 and $14,328,178, respectively.

Note 6. Tax Matters

As of September 30, 2012, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments *

$85,232,527

Gross tax appreciation of investments

$ 16,634,672

Gross tax depreciation of investments

$ (4,708,050)

Net tax appreciation of investments

$ 11,926,622

The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, at March 31, 2012, the following represents the tax basis capital gains and losses and undistributed ordinary income:

Undistributed ordinary income

$       4,639

Short-term capital loss carry-forward +

$ (225,871)

Accumulated realized gains

$              -

* The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates.  The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

On December 29, 2011, the Fund declared a distribution of $.2345 per share of long term capital gain and $.0791 of short term capital gain.

The tax character of distributions paid during the years ended March 31, 2012 and 2011 were as follows:

        2012

2011

Ordinary Income

$    426,667

$ --

Long-term Gain

$ 1,264,897

$ --

There were no distributions paid during the six months ended September 30, 2012.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of September 30, 2012, National Financial Service Corp., for the benefit of its customers, owned 34.18% of the Fund.

Note 8. New Accounting Pronouncement

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

The Adirondack Small Cap Fund
Expense Illustration
September 30, 2012 (Unaudited)

Expense Example

As a shareholder of The Adirondack Small Cap Fund, you incur ongoing costs which typically consist of: (1) management fees, custody fees, transfer agent fees, and other Fund expenses and (2) potential redemption fees for redemption of shares within 30 days of purchase. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on redemptions within 30 days of purchase.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If the transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2012	September 30, 2012	April 1, 2012 to September 30, 2012

Actual	$1,000.00	$1,009.53	$7.46
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.65	$7.49

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ADIRONDACK SMALL CAP FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2012 (UNAUDITED)

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2012 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Kevin Gallagher 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1964	Trustee since March 2005	1	Owner and Managing Partner of Panurgy NY Metro, LLC (information technology services firm) since 2004.
Wade Coton 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1968	Trustee since March 2005	1	Home Builder and Developer, LDM Management Group Inc. since January 2007.
Norman Joseph Plourde 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1963	Trustee since March 2005	1	Principal and General Manager of Operations, Ideal Wood Products since 2006.

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2012 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Gregory A. Roeder 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1963	President since March 2005	N/A	President and Portfolio Manager, Adirondack Research & Management, Inc. from 2004 to present.
Jarrod H. Becker 617 Comstock Rd., Suite 2 Berlin, VT 05602 Year of Birth: 1977	Secretary since 2011; Chief Compliance Officer since 2010	1	Business Manager, Northern Vermont Resource Conservation and Development Council, Inc. (non-profit) since April 2005
Matthew P. Reiner 2390 Western Avenue, Guilderland, NY 12084 Year of Birth: 1965	Treasurer and Principal Financial Officer since March 2005	N/A	CFO and Portfolio Manager, Adirondack Research & Management, Inc. from February 2005 to present.

The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge by calling (888) 686-2729.

THE ADIRONDACK SMALL CAP FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 686-2729 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement

At the Annual Board Meeting of Adirondack Funds (held May 18, 2012), the Board of Trustees considered renewal of the advisory contract with Adirondack Research & Management, Inc. (Advisor).  This evaluation was based on four criteria: (1) the nature, extent and quality of services, (2) management fee/expense ratio, (3) cost of services and profitability of the Advisor, and (4) impact of economies of scale.

1.

When reviewing the nature, extent and quality of services provided by the Advisor to the Fund, the Trustees agreed that long term investment performance continues to be a key metric in this evaluation. After assessing the Fund’s performance relative to both its benchmark index (Russell 2000 Value Index) and its peer group, the Trustees agreed that the Fund’s long term performance track record continues to be solid and therefore they are very satisfied with the quality and nature of services the Fund receives from the management company.

2.

After comparing the current management fee percentage and overall expense ratio to funds of similar size, style and structure, the Trustees believe the management fee is reasonable.  It was noted that the Advisor continues to provide a number of administrative services that larger funds typically pass on as shareholder expenses. It was also noted that the Advisor continues to waive fees under an expense ratio cap (1.48%) agreement that remains in place until July 31, 2012. The representatives of the Advisor expressed their intention to once again extend this cap until July 31, 2013.

3.

 The Trustees reviewed the profitability and financial condition of the Advisor. Due to the Fund’s current size, it was agreed that the current contract is fair and reasonable.  The Trustees inquired about profitability relative to other funds and concluded the Advisor’s profitability was well within acceptable levels.

4.

Given the Fund’s current asset level, economies of scale have yet to be achieved.  Break points are not a relevant consideration at this time.  The Board will continue to monitor the situation and revisit the idea of breakpoints in the future.

Upon a motion duly made and seconded, considering the criteria set forth above, the renewal of the Management Agreement with Adirondack Research and Management, Inc. was approved for one year by the unanimous vote of the Board of Trustees.

Board of Trustees

Wade Coton

Kevin Gallagher

Norman Joseph Plourde

Investment Adviser

Adirondack Research and Management, Inc.

2390 Western Avenue

Guilderland, NY 12084

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

This report is provided for the general information of the shareholders of the Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 7, 2012

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date December 7, 2012

* Print the name and title of each signing officer under his or her signature.